Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2011
Schedule IV - Reinsurance [Abstract]
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Text Block]
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Schedule IV
Reinsurance
PRIMERICA, INC.

	Year ended December 31, 2011
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

	(Dollars in thousands)
Life insurance in force	$669,938,841	$596,975,143	$—	$72,963,698	—%

Premiums:
Life insurance	$2,185,791	$1,701,269	$—	$484,522	—%
Accident and health insurance	43,676	1,806	—	41,870	—%
Total premiums	$2,229,467	$1,703,075	$—	$526,392	—%

	Year ended December 31, 2010
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

	(Dollars in thousands)
Life insurance in force	$662,135,294	$600,806,666	$—	$61,328,628	—%

Premiums:
Life insurance	$2,138,912	$1,448,694	$—	$690,218	—%
Accident and health insurance	42,162	1,673	—	40,489	—%
Total premiums	$2,181,074	$1,450,367	$—	$730,707	—%

	Year ended December 31, 2009
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

	(Dollars in thousands)
Life insurance in force	$655,659,625	$421,621,165	$—	$234,038,460	—%

Premiums:
Life insurance	$2,069,009	$610,020	$—	$1,458,989	—%
Accident and health insurance	43,772	734	—	43,038	—%
Total premiums	$2,112,781	$610,754	$—	$1,502,027	—%

See the accompanying report of independent registered public accounting firm.